Fair Value Measurements - Changes in Level 3 Fair Value Measurement for Warranty Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Additions	26,050
Fair value measurement adjustments	5,067
Gain on Convertible Notes	(240)
Interest expense on Convertible Notes (paid-in-kind)	1,364
Settlement of Convertible Notes and Warrants	(32,241)
Ending balance	0
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Additions	1,415
Fair value measurement adjustments	10
Gain on Convertible Notes	0
Interest expense on Convertible Notes (paid-in-kind)	0
Settlement of Convertible Notes and Warrants	(1,425)
Ending balance	$ 0